SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prior year government funding	$ 203,000
Convertible debt instrument amount	767,500	$ 1,480,000	$ 1,040,000.00
Other Current Liabilities [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposit	$ 264,000